ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET	3. ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2021	2022
	US$	US$
Accounts receivable	3,000,000	—
Allowance for doubtful accounts	—	—
	3,000,000	—